Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment

5. Property and Equipment

Property and equipment consisted of the following at June 30, 2016 and December 31, 2015:

(Dollars in thousands)	Useful lives	June 30 2016	December 31 2015
Machinery and equipment	5-10	$10,874	$10,594
Computers and software	3	1,338	1,312
Leasehold improvements	6-10	212	212
Office equipment	5	89	89
Furniture and fixtures	5	206	206
Construction in process		4,795	4,931

Total		17,514	17,344
Accumulated depreciation		(6,086)	(5,253)

Property and equipment, net		$11,428	$12,091

Depreciation and amortization expense for the three months and six months ended June 30, 2016 were $0.4 million and $0.8 million, respectively. Depreciation and amortization expense for the three months and six months ended June 30, 2015 were $0.4 million and $0.8 million, respectively.

6. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at December 31, 2014 and 2015:

		December 31,
	Useful lives	2014	2015
Machinery and equipment	5-10	$9,518	$10,594
Computers and software	3	1,285	1,312
Leasehold improvements	6-10	181	212
Office equipment	5	89	89
Furniture and fixtures	5	206	206
Construction in process		5,078	4,931

Total		16,357	17,344

Accumulated depreciation		(3,573)	(5,253)

Property and equipment, net		$12,784	$12,091

Depreciation and amortization expense for the years ended December 31, 2014 and 2015 was $1,422 and $1,680 respectively.